Expense Example - Precious Metals UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	162	502	866	1,889	262	805	1,375	2,925